UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)   (Zip code)

Paracorp Incorporated
2140 S. DuPont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 28

Date of reporting period: February 28, 2021

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2021
For the fiscal year ended February 28, 2021

The Cannabis ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Cannabis ETF (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Cannabis ETF (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com/fundpages/428.htm or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on The Cannabis ETF:

See Our Web site @ thcxetf.com
or
Call Our Administrative Services Group at 800-773-3863.

Market Overview
(Unaudited)

April 22, 2021

Dear Shareholders,
On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The Cannabis ETF (“THCX” or the “Fund”). The following information pertains to the fiscal period of February 29, 2020 through February 28, 2021. The Fund seeks to track the performance, before fees and expenses, of the Innovation Labs Cannabis Index (the “Index”). The Index seeks to provide exposure to global companies that have a business interest in the legal cannabis, hemp or CBD-based pharmaceutical, consumer product & wellness markets.
The Fund had positive performance during the fiscal period ending on February 28, 2021. The market price for THCX  increased 96.18% and the NAV increased  107.46%, while the S&P 500 Index, a broad market index, gained 31.29% over the same period. The Fund’s Index increased 98.96%.
In stark contrast to the prior year’s period, cannabis equities and companies leveraged to the overall growth of the global cannabis industry were buoyed by a number of tailwinds. Simply put, 2020 was a landmark year for the cannabis industry. The main driver of the industry’s bullish move was what occurred on November 3, 2020, Election Day in the United States. Not only did the U.S. political landscape shift with a more cannabis-liberal Democratic sweep of the White House and both chambers in Congress, but important legalization strides were made at the state level as well. Four states, Arizona, New Jersey, Montana, and South Dakota, adopted adult-use measures at the ballot box while Mississippi and South Dakota legalized medical cannabis. Another defining political moment was witnessed on December 5, when the U.S. House of Representatives passed the Marijuana Opportunity Reinvestment and Expungement (MORE) Act, H.R. 3884, to remove cannabis from the U.S. Controlled Substances Act. This historic vote marked the first time in five decades that a chamber of Congress has revisited the classification of cannabis as a federally controlled and prohibited substance. While a shift in sentiment due to regulatory and political changes helped drive a more positive outlook for the industry toward the end of 2020, ironically it was the outbreak of the COVID-19 pandemic in March that allowed the industry to shine from an operational perspective. Although many industries including lodging, restaurants and travel, suffered a tremendous setback due to the global health crisis, ironically, the cannabis industry thrived as it was deemed an “essential business” in most U.S. and Canadian jurisdictions. This designation allowed cannabis companies to keep operating during a period of unprecedented uncertainty and volatility in order to meet heightened consumer demand. In the end, year-over-year sales growth was staggering with Canada posting a 120% increase to C$2.6 billion in 2020 while U.S. marijuana sales hit $17.5 billion, a 46% increase compared to 2019.
For the period, the largest positive contributor to return was GrowGeneration Corp. (GRWG), adding 5.45% to the return of the Fund, gaining 29.22% with an average weighting in the portfolio of 6.82%. For the period, the largest negative contributor to return was cbdMD, Inc. (YCBD), detracting 1.05% to the return of the Fund, rising 5.44% with an average weighting in the portfolio of 2.60%.

As of February 28, 2021, the Fund had 8,850,00 shares outstanding compared to 1,900,000 shares outstanding on February 29, 2020.  Finally, during the past fiscal year, the fund paid out a dividend of $0.4478 per share and since its inception has paid out a dividend of $0.8654 per share.
We appreciate your investment in THCX.
Sincerely,

Katherine Honey
OBP Capital LLC
(RCCAN0321001)

The Cannabis ETF

Performance Update
(Unaudited)

For the period from July 8, 2019 (Commencement of Operations) through February 28, 2021

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 on July 8, 2019 (Commencement of Operations). All dividends and distributions, if any, are reinvested. This graph depicts the performance of The Cannabis ETF versus the Innovation Labs Cannabis Index. It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged. The comparison is for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
February 28, 2021	Year	Inception	Date
The Cannabis ETF	107.46%	-8.91%	07/08/19
Innovation Labs Cannabis Index	98.96%	-12.32%	07/08/19

			(Continued)

The Cannabis ETF

Performance Update
(Unaudited)

For the period from July 8, 2019 (Commencement of Operations) through February 28, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into a contractual agreement with the Trust, on behalf of the Fund, under which the Advisor has agreed to waive or reduce its fees by 0.25% of the average daily net assets of the Fund in order to limit the Fund’s total operating expenses. The current term of the Fee Waiver Agreement is through June 30, 2021. Without the waiver, the expenses would be 0.95%.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that an investor would pay on ETF distributions or the redemption of ETF shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

The Cannabis ETF

Schedule of Investments

As of February 28, 2021
		Shares	Value (Note 1)

COMMON STOCKS - 99.95%

Consumer Discretionary - 15.53%
*	cbdMD, Inc. (a)	1,324,276	$4,952,792
*	Charlotte's Web Holdings, Inc. (a)	715,738	3,363,811
*	Greenlane Holdings, Inc. (a)	608,589	3,262,037
*	GrowGeneration Corp.	204,879	9,348,629
*	Hydrofarm Holdings Group, Inc.	98,860	6,275,633
			27,202,902
Consumer Staples - 9.77%
*	Neptune Wellness Solutions, Inc. (a)	1,308,638	2,067,648
*	NewAge, Inc. (a)	862,270	2,267,770
*	Village Farms International, Inc. (a)	809,124	12,776,068
			17,111,486
Health Care - 63.98%
*	Aleafia Health, Inc. (a)	4,956,967	2,649,118
*	Amyris, Inc.	699,297	9,650,299
*	Aphria, Inc. (a)	835,633	14,907,693
*	Aurora Cannabis, Inc. (a)	386,310	4,063,981
*	Auxly Cannabis Group, Inc. (a)	12,829,527	3,428,198
*	Canopy Growth Corp. (a)	250,036	8,188,679
*	Clever Leaves Holdings, Inc. (a)	345,241	4,557,181
*	Cronos Group, Inc. (a)	866,392	9,053,796
*	Fire & Flower Holdings Corp. (a)	6,779,916	6,926,981
*	GW Pharmaceuticals PLC (a)	39,187	8,395,815
*	HEXO Corp. (a)	579,492	4,050,649
*	Medipharm Labs Corp. (a)	5,509,056	2,814,277
*	Organigram Holdings, Inc. (a)	2,777,533	8,415,925
*	Riv Capital, Inc. - Class A (a)	3,615,343	8,609,313
*	Supreme Cannabis Co., Inc. (a)	18,358,556	4,112,063
*	Tilray, Inc. (a)	397,051	9,672,162
*	The Valens Company, Inc. (a)	1,869,786	2,542,227
			112,038,357
Industrials - 6.23%
*	Agrify Corp.	255,735	3,278,523
*	Enwave Corp. (a)	2,470,691	3,203,898
	PerkinElmer, Inc.	15,435	1,946,199
*	Waters Corp. (a)	9,028	2,472,589
			10,901,209
Information Technology - 1.47%
*	Cree, Inc.	22,755	2,581,782
			2,581,782
Materials - 2.97%
	The Scotts Miracle-Gro Co. (a)	24,417	5,204,484
			5,204,484

	Total Common Stocks (Cost $149,160,375)		175,040,220

See Notes to Financial Statements			(Continued)

The Cannabis ETF

Schedule of Investments - Continued

As of February 28, 2021
			Value (Note 1)

Investments, at Value (Cost $149,160,375) - 99.95%			$175,040,220

Other Assets Less Liabilities - 0.05%			85,018

Net Assets - 100%			$175,125,238

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of February 28, 2021 is $36,507,753 (Note 6).
* Non income-producing investment
The following acronym or abbreviation is used in this schedule of investments:
PLC - Public Limited Company

Summary of Investments
by Sector	% of Net
	Assets	Value
Consumer Discretionary	15.53%	$27,202,902
Consumer Staples	9.77%	17,111,486
Health Care	63.98%	112,038,357
Industrials	6.23%	10,901,209
Information Technology	1.47%	2,581,782
Materials	2.97%	5,204,484
Other Assets Less Liabililties	0.05%	85,018
Total Net Assets	100.00%	$175,125,238

See Notes to Financial Statements

The Cannabis ETF

Statement of Assets and Liabilities

As of February 28, 2021

Assets:
Investments, at value (cost $149,160,375)	$175,040,220
Cash	118,024
Collateral for securities on loan (uninvested cash)	37,489,944
Receivables:
Securities lending income	84,250
Dividends	15,139

Total assets	212,747,577

Liabilities:
Due to Custodian	39,595
Payables:
Return of collateral received for securities on loan	37,489,944
Accrued expenses:
Advisory fee	92,800

Total liabilities	37,622,339

Total Net Assets	$175,125,238

Net Assets Consist of:
Paid in Capital	$167,987,886
Distributable Earnings	7,137,352

Total Net Assets	$175,125,238
Shares Outstanding, no par value (unlimited authorized shares)	8,850,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$19.79

See Notes to Financial Statements

The Cannabis ETF

Statement of Operations

For the Fiscal Year Ended February 28, 2021

Investment Income:
Dividends	$78,368
Securities lending	1,050,663

Total Investment Income	1,129,031

Expenses:
Advisory fees (note 2)	370,587

Total Expenses	370,587

Expenses waived by the Advisor (note 2)	(97,524)

Net Expenses	273,063

Net Investment Income	855,968

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions and foreign currency	(14,658,931)
Net realized loss from in-kind redemptions	(876,598)
(15,535,529)

Net change in unrealized appreciation on investments and foreign currency	36,780,808

Net Realized and Unrealized Gain on Investments and Foreign Currency	21,245,279

Net Increase in Net Assets Resulting from Operations	$22,101,247
See Notes to Financial Statements

The Cannabis ETF

Statements of Changes in Net Assets
	February 28,	February 29,
	2021	2020 (a)

Operations:
Net investment income	$855,968	$758,785
Net realized loss from investment transactions and foreign currency	(15,535,529)	(5,232,091)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency	36,780,808	(10,900,963)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,101,247	(15,374,269)

Distributions Paid to Shareholders
From Distributable Earnings	(1,062,919)	(522,000)

Net Decrease in Net Assets Resulting from Distributions	(1,062,919)	(522,000)

Beneficial Interest Transactions:
Shares sold	137,295,286	39,341,656
Share redeemed	(2,167,630)	(4,486,133)

Net Increase from Beneficial Interest Transactions	135,127,656	34,855,523

Net Increase in Net Assets	156,165,984	18,959,254

Net Assets:
Beginning of period	18,959,254	-
End of period	$175,125,238	$18,959,254

Share Information:
Shares sold	7,200,000	2,200,000
Shares redeemed	(250,000)	(300,000)
Net Increase in Shares of Beneficial Interest	6,950,000	1,900,000

(a)	For the fiscal period from July 8, 2019 (Commencement of Operations) through February 29, 2020.

See Notes to Financial Statements

The Cannabis ETF

Financial Highlights
	February 28,	February 29,
For a share outstanding during the fiscal period or year ended	2021	2020	(f)

Net Asset Value, Beginning of Period	$9.98	25.00

Gain (Loss) from Investment Operations:
Net investment income	0.33	0.54
Net realized and unrealized gain (loss) on investments and foreign currency	9.93	(15.14)

Total from Investment Operations	10.26	(14.60)

Less Distributions From:
Net investment income	(0.45)	(0.42)

Total Distributions	(0.45)	(0.42)

Net Asset Value, End of Period	$19.79	9.98

Total Return	107.46%	(58.66)%	(b)(d)

Net Assets, End of Period (in thousands)	$175,125	18,959

Ratios of:
Gross Expenses to Average Net Assets (c)	0.94%	0.95%	(a)
Net Expenses to Average Net Assets (c)	0.69%	0.70%	(a)
Net Investment Income to Average Net Assets	2.17%	6.91%	(a)

Portfolio turnover rate (e)	75.46%	48.73%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)
Includes adjustment in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(f)	For a share outstanding during the period from July 8, 2019 (Commencement of Operations) through February 29, 2020.

See Notes to Financial Statements

The Cannabis ETF

Notes to Financial Statements

As of February 28, 2021

1.       Organization and Significant Accounting Policies

The Cannabis ETF, an exchange-traded fund (the “Fund”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on July 8, 2019. The investment objective of the Fund is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Innovation Labs Cannabis Index (the “Index”).  The Fund will invest at least 80% of its total assets in the component securities of the Index. The Fund does not try to beat the Index and does not seek temporary defensive positions when the markets decline or appear undervalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange-listed common stock (or corresponding American Depositary Receipts (“ADRs”) of Cannabis Companies. “Cannabis Companies” are companies, that have a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets. Cannabis is (i) marijuana (or products derived from marijuana) and (ii) hemp (or products derived from hemp, which includes cannabidiol (“CBD”)-based products (i.e., products that contain cannabidiol). A company has a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets if a significant percentage (at least 50%) of its revenues are derived from such activity. As of the date of this prospectus, Cannabis Companies do not include companies that grow or distribute marijuana inside the U.S. (unless and until such time as the cultivation, production, or distribution of such marijuana or products become legal under U.S. federal law). As of the date of this report, Cannabis Companies may, however, include companies that have a business interest in the legal hemp-based pharmaceutical and consumer wellness & product markets within the United States.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca under the trading symbol THCX, and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV.

Transaction Fees
The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The Fund may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to Cowen & Co., the Fund’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

(Continued)

The Cannabis ETF

Notes to Financial Statements

As of February 28, 2021

Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask price. Foreign equity and debt securities are valued in their local currencies as of the close of their primary exchange or market at 4:00 p.m. Eastern Time. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Foreign Currency Gains/Losses
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the foreign market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

The Cannabis ETF

Notes to Financial Statements

As of February 28, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of February 28, 2021 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$175,040,220	$175,040,220	$-	$-
Total Assets	$175,040,220	$175,040,220	$-	$-

*Refer to the Schedule of Investments for a breakdown by Sector.
(a)	The Fund did not hold any Level 3 securities during the period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees. The Fund’s expenses are paid by the Advisor from the unitary advisory fee paid to the Advisor by the Fund except for the fees and expenses described below in Note 2 – “Transactions with Related Parties and Service Providers – Advisor”.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, quarterly.  The Fund declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Cash and Cash Equivalents
Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The Fund maintains cash balances, which, at times, may exceed federal insured limits.  The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk.  The Fund places deposits with those counterparties which are believed to be creditworthy and there has been no history of loss.

(Continued)

The Cannabis ETF

Notes to Financial Statements

As of February 28, 2021

2.       Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly unitary advisory fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.95% of the Fund’s average daily net assets in exchange for the Advisor’s services and the payment of all expenses incurred by the Fund except for the (i) fee payment under the investment advisory agreement between the Fund and the Advisor, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor)).

The Advisor has engaged Merlin Capital LLC as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the Fund.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.03% of the Fund’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above. During the fiscal year ended February 28, 2021, the Sub-Advisor earned $11,670 in sub-advisory fees.

The Advisor has entered into a contractual agreement (the “Fee Waiver Agreement”) with the Trust, on behalf of the Fund, under which the Advisor has agreed to waive or reduce its fees by 0.25% of the average daily net assets of the Fund in order to limit the Fund’s total operating expenses. The current term of the Fee Waiver Agreement is through June 30, 2021. Thereafter, the Fee Waiver Agreement may be renewed for additional periods as agreed to by the parties.

During the fiscal year ended February 28, 2021, the Advisor earned $370,587 in advisory fees, of which $97,524 were waived.

Administrator
The Advisor pays on behalf of the Fund a monthly fee to the Fund’s administrator, The Nottingham Company (the “Administrator”), for its services pursuant to the Fund Accounting and Administration Service Agreement with the Fund, based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,000 per month.

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $250 million	0.100%
On the next $250 million	0.080%
On the next $250 million	0.060%
On the next $250 million	0.050%
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
For the period from March 1, 2020 through April 30, 2020, Cipperman Compliance Services, LLC provided services as the Trust’s Chief Compliance Officer (the “CCO”).  Cipperman Compliance Services, LLC was entitled to receive customary fees from the Advisor on behalf of the Fund for its services pursuant to the Compliance Services agreement with the Fund.

For the period May 1, 2020 through February 28, 2021, The Nottingham Company, Inc. served as the Trust’s compliance services provider including services as the Trust’s CCO. The Nottingham Company, Inc. is entitled to receive customary fees from the Advisor on behalf of the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

(Continued)

The Cannabis ETF

Notes to Financial Statements

As of February 28, 2021

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Advisor on behalf of the Fund for its services pursuant to the Dividend Disbursing and Transfer Agent Agreement with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Advisor on behalf of the Fund for its services pursuant to the ETF Distribution Agreement with the Fund.

3.       Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  In addition, each Trustee may receive up to an additional $2,250 per special meeting in the event that special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

4.       Purchases and Sales of Investment Securities

For the fiscal year ended February 28, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$168,202,045	$33,229,715

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind

$136,826,757	$2,152,840

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended February 28, 2021.

5.       Principal Risks

Investments in the Fund are subject to the following risks:

United States Regulatory Risks of the Cannabis Industry. The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states' laws, which may negatively impact the value of the Fund's investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Any such change in the federal government's enforcement of current federal laws could adversely affect the ability of the companies in which the Fund invests to possess or cultivate marijuana, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the Fund's portfolio companies. Any of these outcomes would negatively affect the profitability and value of the Fund's investments. The Cannabis Companies and Pharmaceutical Companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

(Continued)

The Cannabis ETF

Notes to Financial Statements

As of February 28, 2021

Marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”) (21 U.S.C. § 811), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States.

Facilities conducting research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the Drug Enforcement Administration (“DEA”) to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana.

The enactment of the Farm Bill changed the legal landscape in the United States with respect to the manufacturing, distribution and sale of hemp and hemp derivatives, including CBD.  Among other things, the act: (A) legally distinguishes hemp from marijuana by defining “hemp” as the Cannabis sativa L. plant (or any part of the plant) and extracts of it, that contain no more than 0.3% Tetrahydrocannabinol (“THC”) (as calculated on a dry weight basis); (B) exempts “hemp” from the definition of “marijuana” and, therefore, from both DEA interference and the restrictions imposed by the CSA, and (C) expressly permits the interstate sale and transportation of hemp products. While the enactment of the Farm Bill was dramatically and materially favorable for the CBD landscape, some legal considerations remain with respect to CBD products.  At present, the primary risk relates to uncertainty in the U.S. Food and Drug Administration’s (“FDA”) actions as it adapts to this new law.

In the United States, CBD and products which contain CBD are and will be subject to the Federal Food, Drug and Cosmetic Act, which includes the Dietary Supplement Health and Education Act of 1994 (“DSHEA”) and significant federal regulations. Those statutory provisions and regulations include but are not limited to (i)  Good Manufacturing Practices (ii) legally permitted health-related claims (iii) the requirement for significant safety dossiers  (iv) detailed labeling requirements, (v) requirements for competent and reliable scientific substantiation for health-related claims and (vi) compliance with a  statute that prohibits the inclusion of an ingredient in a dietary supplement or food that was first authorized for study as a drug (“the IND Provision”“ or “the Exclusionary Provision.”  The FDA has publicly taken the present position that CBD cannot be sold in dietary supplements or foods due to this provision.

Non-U.S. Regulatory Risks of the Cannabis Industry. The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of cannabis, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company's operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

Operational Risks of the Cannabis Industry: Companies involved in the cannabis industry face intense competition, may limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess, or distribute cannabis.  Since the cultivation, possession, and distribution of cannabis can be illegal under United States federal law under certain circumstances, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

(Continued)

The Cannabis ETF

Notes to Financial Statements

As of February 28, 2021

Equity Securities Risk.  Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short for extended periods of time.

Securities Lending Risk. When the Fund loans its portfolio securities, it will receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, if the Fund’s securities are sold while out on loan and the securities are not returned timely by the borrower, there is a possibility that the sale transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the Fund. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

6.       Securities Lending

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by Cowen Execution Services, LLC (“Cowen”), the Fund’s custodian, in which Cowen borrows securities as principal. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. The Fund receives compensation in the form of fees. The amount of fees depends on the gross revenues generated from the loans. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower with notice. During the fiscal year ended February 28, 2021, the Fund had loaned securities and received cash collateral for the loans. The Fund could experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities.

As of the fiscal year ended February 28, 2021, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Value of Securities on Loan	Fund Collateral Received
$36,507,753	$37,489,944

7.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns for the initial period February 29, 2020, and through the fiscal year ended February 28, 2021, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended February 28, 2021, the Fund did not incur any interest or penalties.

During the fiscal years ended February 28, 2021 and February 29, 2020, the Fund paid $1,062,919 and $522,000, respectively, in income distributions but no capital gains distributions.

(Continued)

The Cannabis ETF

Notes to Financial Statements

As of February 28, 2021

Permanent book and tax differences, primarily attributable to the book/tax treatment of the in-kind gain/loss resulted in the following reclassifications in the Fund as of the fiscal year ended February 28, 2021:

Paid in Capital	$(1,054,552)
Distributable Earnings	1,054,552

At February 28, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 162,538,270

Gross Unrealized Appreciation	19,394,852
Gross Unrealized Depreciation	(6,892,902)
Net Unrealized Appreciation	$ 12,501,950

Undistributed Net Investment Income	29,834
Capital Loss Carryforward	(2,664,857)
Deferred Post-October Losses	(2,729,575)

Distributable Earnings	$ 7,137,352

The difference between book-basis and tax-bases is attributable to the deferral of wash sale losses.

Accumulated capital losses noted above represent net capital loss carryovers as of February 28, 2021 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Fund has a capital loss carryforward of $2,664,857, of which $2,206,799 is short-term in nature and $458,058 is long-term in nature.

In addition, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Fund’s fiscal year-end of February 28, 2021 that have not been recognized for tax purposes (Deferred Post-October Losses), totaling $2,729,575.

8.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.       Subsequent Events

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Company’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Spinnaker ETF Series
and the Shareholders of The Cannabis ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of The Cannabis ETF, a series of shares of beneficial interest in Spinnaker ETF Series (the “Fund”), including the schedule of investments, as of February 28, 2021, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from July 8, 2019 (commencement of operations) through February 29, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period from July 8, 2019 through February 29, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Spinnaker ETF Series since 2017.

Philadelphia, Pennsylvania
April 28, 2021

The Cannabis ETF

Additional Information
(Unaudited)

As of February 28, 2021

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at www.sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

The following distribution information is provided for the fiscal year ended February 28, 2021.

During the fiscal year ended February 28, 2021, the Fund paid $1,062,919 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

The Cannabis ETF

Additional Information
(Unaudited)

As of February 28, 2021

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,973.00	$5.16
	$1,000.00	$1,021.32	$3.51
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.70%, for the period, multiplied by 181/365 (to reflect the six month period).

5.       Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $5,188 during the fiscal year ended February 28, 2021 from the Fund for their services to the Fund and Trust.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/2016	Independent Investor since 2012.	3	Independent Trustee of the Leeward Investment Trust for all of its series since 2016; Prophecy Alpha Fund I, a closed-end interval fund since 2015 (all registered investment companies).
Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/2016	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	3	Independent Trustee of the Prophecy Alpha Fund I, a closed-end interval fund since 2015 (a registered investment company).

(Continued)

The Cannabis ETF

Additional Information
(Unaudited)

As of February 28, 2021

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/2016	EVP of The Nottingham Company since 2008.
Ashley H. Lanham (03/1984)	Treasurer and Principal Financial Officer	Since 12/2016	Fund Accounting Manager and Financial Reporting. The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/2019
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Matthew Baskir (07/1979)	Chief Compliance Officer	Since 04/20
Compliance Director, The Nottingham Company, Inc., since 2020. Formerly, Consultant at National Regulatory Services from 2019 to 2020. Formerly, Counsel at Financial Industry Regulatory Authority (FINRA), Member Supervision from 2016-2019. Formerly Counsel at FINRA, Market Regulation Enforcement from 2014 – 2016.

The Cannabis ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	OBP Capital, LLC
116 South Franklin Street	116 South Franklin Street
Post Office Box 69	Rocky Mount, North Carolina 27804
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	thcxetf.com

Item 2.       CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3.       AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant’s Board of Trustees has determined that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.
Item 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for The Cannabis ETF (the “Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	February 29, 2020	February 28, 2021
The Cannabis ETF	$11,000	$11,000

(a)
Audit-Related Fees – Audit-related fees billed in the fiscal years ended February 29, 2020 and February 28, 2021 are reflected in the table below.  These amounts represent the aggregate fees billed by the Accountant in connection with the examination of securities and investments held on behalf of the Fund, by a member of a national securities exchange as required under Rule 17f-1 of the Investment Company Act of 1940.

Fund	February 29, 2020	February 28, 2021
The Cannabis ETF	$5,500	$5,500

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	February 29, 2020	February 28, 2021
The Cannabis ETF	$3,000	$3,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended February 29, 2020 and February 28, 2021 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended February 29, 2020 and February 28, 2021 were $3,000 and $3,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.      CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.      DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.      EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)      Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	May 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	May 6, 2021

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Financial Officer, and Principal Accounting Offier

Date:	May 7, 2021